Shareholders equity - Other reserves (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of classes of share capital [line items]
Equity at beginning of period	R$ 32,415,575	R$ 44,810,300
Exchange rate variations on conversion of financial information of the subsidiaries abroad	(113,060)	2,054
Equity at end of period	38,535,646	44,724,599
Other reserves
Disclosure of classes of share capital [line items]
Equity at beginning of period	1,348,796	1,538,296
Equity at end of period	R$ 1,133,200	R$ 1,522,641